Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Total number of telecommunications service providers	107	116	126
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	2	3	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	45%	55%	55%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks

RMB in thousands	December 31, 2020	December 31, 2021

Distribution channel A	146,907	171,680

Mobile games
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2019	2020	2021
Mobile game 1	31%	11%	N/A